Vessels, net, Vessels Held for Sale (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 28, 2025 USD ($)	Jun. 30, 2026 USD ($) Vessel	Jun. 30, 2025 USD ($)	Apr. 14, 2026 USD ($)	Feb. 17, 2026 USD ($)
Vessels Held for Sale [Abstract]
Number of vessels sold | Vessel		2
Aggregate value of assets held for sale		$ 50,290
Unamortized drydock costs transferred to vessels held for sale		1,187
Gain on vessel's sale		0	$ 19,456
P. Sophia [Member]
Vessels Held for Sale [Abstract]
Sale price of vessel					$ 35,650
Impairment loss on assets held for sale		0
P. Aliki [Member]
Vessels Held for Sale [Abstract]
Sale price of vessel				$ 42,650
Impairment loss on assets held for sale		0
P. Yanbu [Member]
Vessels Held for Sale [Abstract]
Gross proceeds from disposal	$ 39,000
Gain on vessel's sale		$ 19,456